Consolidated Statements of Cash Flows (Parenthetical) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)
Net distributions to (contributions from) Anadarko of other assets	$ (3,189)	[1],[2]
Equipment [Member]
Net distributions to (contributions from) Anadarko of other assets	(1,400)
Other [Member]
Net distributions to (contributions from) Anadarko of other assets	(1,800)
Affiliates [Member]
APCWH Note Payable borrowings	$ 98,813	[3]

[1]	Financial information has been recast to include the financial position and results attributable to AMA. See Note 1 and Note 3.
[2]	Includes $(1.4) million related to pipe and equipment purchases and $(1.8) million related to other assets for the year ended December 31, 2017. See Note 6.
[3]	Includes amounts related to the APCWH Note Payable (see Note 13 and Note 15).